Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: October 11, 2013

DATES
Collection Period	2
Collection Period Beginning Date	9/01/2013
Collection Period Ending Date	9/30/2013
Payment Date	10/15/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	25.7%	$307,595,478.03	$52,954,311.77	$254,641,166.26
Class A-2 Notes	32.5%	$389,000,000.00	$0.00	$389,000,000.00
Class A-3 Notes	32.5%	$389,000,000.00	$0.00	$389,000,000.00
Class A-4 Notes	9.4%	$113,000,000.00	$0.00	$113,000,000.00

Total Securities	100.0%	$1,198,595,478.03	$52,954,311.77	$1,145,641,166.26

Overcollateralization		$54,649,928.76		$57,437,288.28
Reserve Account Balance		$3,253,847.39	$0.00	$3,253,847.39

Net Pool Balance		$1,253,245,406.79		$1,203,078,454.54

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.25000%	$307,595,478.03	$61,946.31
Class A-2 Notes	0.59000%	$389,000,000.00	$191,258.33
Class A-3 Notes	0.88000%	$389,000,000.00	$285,266.67
Class A-4 Notes	1.30000%	$113,000,000.00	$122,416.68

		$1,198,595,478.03	$660,887.98

II AVAILABLE FUNDS

Interest Collections	$4,502,826.64
Principal Collections (Including Repurchases)	$50,132,120.03
Liquidation Proceeds	$24,624.25
Investment Earnings (Collections Act. Remitted to servicer)	$114.98
Investment Earnings (Reserve Act. Remitted to servicer)	$8.90

Total Collections	$54,659,694.80

Reserve Account Draw Amount	$0.00

Total Available Funds	$54,659,694.80

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$1,044,495.05	$1,044,495.05	$0.00
Class A-1 Notes	$61,946.31	$61,946.31	$0.00
Class A-2 Notes	$191,258.33	$191,258.33	$0.00
Class A-3 Notes	$285,266.67	$285,266.67	$0.00
Class A-4 Notes	$122,416.67	$122,416.67	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$54,737,046.06	$52,954,311.77	$1,782,734.29
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$56,442,429.09	$54,659,694.80

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$52,954,311.77

Total	$52,954,311.77

FIFTH THIRD AUTO TRUST 2013-1

Statement to Securityholders

Determination Date: October 11, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$1,203,078,455.00
Number of Receivables Outstanding	87,051
Weighted Average Contract Rate	4.25
Weighted Average Remaining Term (mos)	46.79

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,253,847.39
Initial Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Target Credit Enhancement Overcollateralization Amount	$59,220,022.57
Beginning Period Overcollateralization Amount	$54,649,928.76
Ending Period Overcollateralization Amount	$57,437,288.28

Overcollateralization Shortfall	$1,782,734.29

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,253,847.39
Beginning Reserve Account Balance	$3,253,847.39
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,253,847.39

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$6,772.72
Realized Losses for Collection Period	$6,772.72
Liquidation Proceeds for Collection Period	$0.00

Net Losses for Collection Period	$6,772.72
Cumulative Losses (net of recoveries) for All Collection Periods	$6,772.72
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00052%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	179	$2,516,369.61
As % of Ending Pool Balance		0.209%
Receivables 60-89 Days Delinquent	18	$234,055.38
As % of Ending Pool Balance		0.019%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	197	$2,750,424.99
As % of Ending Pool Balance		0.229%
Total Repossession	10	$168,256.52